iShares
®
MSCI Europe Small-Cap ETF
Schedule of Investments
(unaudited)
April 30, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Austria  —  1 .9%
ANDRITZ AG ........................... 8,014 $ 680,955
AT&S Austria Technologie & Systemtechnik AG
(a) (b)
.. 2,953 327,115
CA Immobilien Anlagen AG .................. 3,601 114,956
CPI Europe AG
(a) (b)
........................ 4,190 76,714
DO & CO AG ........................... 918 186,392
EVN AG ............................... 4,131 140,363
Frequentis AG ........................... 389 33,545
Lenzing AG
(a) (b)
.......................... 2,303 63,035
Oesterreichische Post AG ................... 4,007 150,838
Palfinger AG ............................ 2,000 82,155
Porr AG ............................... 2,379 108,892
UNIQA Insurance Group AG ................. 14,527 278,743
Vienna Insurance Group AG Wiener Versicherung
Gruppe .............................. 4,504 339,131
voestalpine AG .......................... 12,740 658,696
Wienerberger AG ......................... 12,835 372,141
3,613,671
a
Belgium  —  3 .5%
Ackermans & van Haaren N.V. ................ 2,745 905,336
Aedifica SA ............................. 9,892 833,909
Azelis Group N.V. ........................ 25,746 341,121
Barco N.V. ............................. 7,163 80,176
Bekaert SA ............................. 3,986 196,833
CMB Tech N.V. .......................... 7,028 95,942
CMB Tech N.V. .......................... 7,820 107,534
Cofinimmo SA ........................... 919 90,641
Colruyt Group N.V.
(a)
....................... 3,536 136,287
Deme Group N.V. ........................ 893 203,779
Fagron ................................ 7,926 223,592
Galapagos N.V.
(b)
......................... 3,859 108,355
Gimv N.V. .............................. 2,835 159,745
KBC Ancora ............................ 4,584 418,442
Kinepolis Group N.V. ...................... 1,566 56,284
Melexis N.V. ............................ 2,342 197,090
Montea N.V. ............................ 2,302 190,213
Ontex Group N.V.
(a) (b)
...................... 7,788 26,598
Proximus SADP .......................... 18,059 137,979
Recticel SA ............................. 4,858 57,634
Retail Estates N.V. ........................ 1,404 111,938
Shurgard Self Storage Ltd. .................. 4,237 130,329
Solvay SA .............................. 8,706 284,283
Tessenderlo Group SA ..................... 2,818 70,702
Umicore SA ............................ 23,465 474,585
Vastned N.V. ............................ 967 34,388
VGP N.V. .............................. 1,612 165,493
Warehouses De Pauw CVA .................. 23,445 616,233
Xior Student Housing N.V. ................... 4,700 152,363
6,607,804
a
Bermuda  —  0 .2%
AutoStore Holdings Ltd.
(b) (c)
.................. 141,301 181,144
Conduit Holdings Ltd. ...................... 15,872 95,354
276,498
a
China  —  0 .0%
Boshiwa International Holding Ltd.
(a) (b) (d)
.......... 20,000 —
Real Gold Mining Ltd.
(b) (d)
.................... 27,000 —
—
a
Denmark  —  4 .2%
AL Sydbank ............................ 7,299 622,515
ALK-Abello A.S. .......................... 15,422 577,641
Security Shares Value
a
Denmark (continued)
Alm Brand A.S. .......................... 85,178 $ 198,793
Ambu A.S. , Class B
(a)
...................... 22,153 219,600
Bavarian Nordic A.S.
(b)
..................... 9,384 276,216
Chemometec A.S. ........................ 2,032 102,458
D/S Norden A.S. ......................... 2,306 109,120
Dfds A.S.
(b)
............................. 3,644 78,270
FLSmidth & Co. A.S. ...................... 5,101 378,862
GN Store Nord A.S.
(a) (b)
..................... 15,983 240,409
Gubra A.S. ............................. 743 37,141
H Lundbeck A.S. ......................... 33,154 222,881
ISS A.S. ............................... 16,534 606,543
Jyske Bank A.S. , Registered ................. 5,049 702,892
Matas A.S.
(a)
............................ 4,138 65,784
Netcompany Group A.S.
(a) (b) (c)
................. 4,753 271,516
NKT A.S.
(b)
............................. 6,353 938,416
NTG Nordic Transport Group A.S.
(b)
............ 1,431 41,848
Per Aarsleff Holding A.S. .................... 2,042 237,819
Ringkjoebing Landbobank A.S. ................ 3,006 751,083
Royal Unibrew A.S. ....................... 5,974 399,531
Scandinavian Tobacco Group A.S. , Class A
(c)
...... 5,350 56,633
Schouw & Co A.S. ........................ 1,501 154,749
TORM PLC , Class A ....................... 7,125 228,505
Zealand Pharma A.S.
(b)
..................... 7,636 361,154
7,880,379
a
Finland  —  2 .4%
Bittium OYJ ............................ 3,137 117,158
Finnair OYJ
(b)
........................... 10,521 39,599
Harvia OYJ ............................. 1,838 76,580
Hiab OYJ .............................. 4,548 270,358
Huhtamaki OYJ .......................... 11,506 368,234
Kalmar OYJ , Class B ...................... 4,548 243,895
Kemira OYJ ............................ 14,100 292,382
Kempower OYJ
(b)
......................... 2,602 43,802
Konecranes OYJ ......................... 23,870 783,962
Lumo Kodit OYJ ......................... 17,603 167,654
Mandatum OYJ .......................... 50,395 403,052
Marimekko OYJ .......................... 3,754 43,706
Metsa Board OYJ , Class B
(a) (b)
................ 19,041 63,715
Nokian Renkaat OYJ
(a)
..................... 14,695 180,789
Outokumpu OYJ ......................... 44,915 302,117
Puuilo OYJ ............................. 9,490 144,793
QT Group OYJ
(a) (b)
........................ 2,342 52,944
Revenio Group OYJ
(b)
...................... 2,655 43,313
Tieto OYJ .............................. 12,668 283,015
Tokmanni Group Corp.
(a)
.................... 5,408 48,301
Valmet OYJ ............................ 17,537 457,913
YIT OYJ
(b)
.............................. 16,525 48,971
4,476,253
a
France  —  9 .2%
Air France-KLM , NVS
(b)
..................... 13,953 148,529
Altarea SCA ............................ 699 91,871
Alten SA ............................... 3,602 239,970
Antin Infrastructure Partners SA ............... 4,131 51,315
APERAM SA ............................ 5,169 276,498
ARGAN SA , NVS ......................... 1,525 109,994
Arkema SA ............................. 6,679 487,460
Assystem SA ........................... 593 31,945
Aubay ................................ 944 55,389
Beneteau SACA ......................... 4,264 34,314
Canal+ SA
(b)
............................ 80,469 251,189
Carmila SA ............................. 7,436 148,521
Cie des Alpes ........................... 2,400 62,391

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
MSCI Europe Small-Cap ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
France (continued)
Clariane SE
(b)
........................... 12,220 $ 58,094
Coface SA ............................. 12,253 227,218
Derichebourg SA ......................... 11,096 118,212
Edenred SE ............................ 28,177 705,666
Elior Group SA
(c)
......................... 13,794 42,819
Elis SA ................................ 19,349 597,888
Emeis SA
(b)
............................. 8,611 145,534
Equasens
(a)
............................. 575 25,370
Eramet SA
(a)
............................ 994 68,576
Etablissements Maurel et Prom SA ............. 7,025 82,024
Eurazeo SE ............................ 4,454 243,096
Eutelsat Communications SACA
(a) (b)
............ 34,545 110,238
Exail Technologies SA , NVS
(b)
................ 1,112 161,310
Exosens SAS ........................... 3,565 272,242
FDJ UNITED ............................ 13,030 353,987
Fnac Darty SA ........................... 1,373 56,883
Forvia SE
(b)
............................. 18,722 220,705
Gaztransport Et Technigaz SA ................ 4,386 1,067,088
GL Events SACA ......................... 1,024 40,311
ICADE
(b)
............................... 4,112 98,995
ID Logistics Group SACA
(b)
.................. 381 161,803
Imerys SA .............................. 3,929 102,841
Interparfums SA .......................... 2,946 81,969
IPSOS SA ............................. 4,353 184,610
JCDecaux SE ........................... 8,763 194,917
Kaufman & Broad SA ...................... 1,736 56,397
LISI SA ............................... 2,479 181,476
Louis Hachette Group , NVS .................. 75,556 146,879
Manitou BF SA .......................... 1,471 35,290
Medincell SA , NVS
(a) (b)
..................... 2,157 62,479
Mercialys SA ............................ 11,301 165,516
Mersen SA ............................. 2,524 94,968
Metropole Television SA .................... 2,931 44,766
Nanobiotix SA
(b)
.......................... 3,699 124,967
Nexans SA ............................. 4,403 821,837
Nexity SA
(b)
............................. 4,927 48,909
Opmobility ............................. 6,995 118,195
OVH Groupe SA
(a) (b)
....................... 3,599 43,971
Peugeot Invest SA ........................ 572 43,360
Pierre Et Vacances SA , NVS
(b)
................ 17,491 38,200
Planisware SA , NVS ....................... 2,919 61,620
Pluxee N.V. , NVS
(a)
....................... 10,460 148,633
Quadient SA ............................ 2,820 38,562
Remy Cointreau SA ....................... 2,871 135,341
Robertet SA ............................ 108 101,403
Rubis SCA ............................. 8,992 370,600
SCOR SE .............................. 19,084 712,077
SEB SA ............................... 2,926 179,572
Seche Environnement SACA , NVS
(a)
............ 260 25,456
SES SA ............................... 42,827 353,355
Societe BIC SA .......................... 2,193 151,254
SOITEC
(b)
.............................. 3,178 478,123
Sopra Steria Group ....................... 1,684 262,760
SPIE SA ............................... 17,038 988,589
Technip Energies N.V. ..................... 15,842 749,446
Teleperformance SE ....................... 6,384 432,383
Television Francaise 1 SA ................... 5,054 40,202
Tikehau Capital SCA ...................... 3,080 63,874
Trigano SA ............................. 1,025 188,497
Ubisoft Entertainment SA
(a) (b)
................. 10,842 63,250
Valeo SE .............................. 24,477 308,100
Vallourec SACA .......................... 19,300 581,541
Valneva SE
(a) (b)
.......................... 16,334 44,615
Security Shares Value
a
France (continued)
Vicat SACA ............................. 1,902 $ 134,308
Virbac SACA ............................ 500 218,398
Viridien
(b)
.............................. 841 143,042
Vivendi SE ............................. 78,963 184,338
Voltalia SA , Registered
(a) (b)
................... 4,695 39,016
Vusion
(a)
............................... 1,003 143,065
Wavestone ............................. 886 47,814
Wendel SE ............................. 2,870 284,399
Worldline SA
(a) (b) (c)
........................ 160,606 47,377
X-Fab Silicon Foundries SE
(b) (c)
................ 6,668 49,514
17,209,516
a
Germany  —  8 .4%
Adesso SE ............................. 416 28,464
AIXTRON SE ........................... 13,367 738,578
Alzchem Group AG
(a)
...................... 717 139,394
Aroundtown SA
(b)
......................... 89,464 258,667
Atoss Software SE ........................ 1,110 103,178
Aumovio SE
(b)
........................... 6,461 280,204
Aurubis AG ............................. 2,931 630,721
Auto1 Group SE
(b)
........................ 15,638 334,020
Bechtle AG
(a)
............................ 9,627 327,648
Befesa SA
(c)
............................ 4,095 156,970
Bilfinger SE ............................. 4,238 488,772
CANCOM SE
(a)
.......................... 2,897 84,215
Carl Zeiss Meditec AG , Bearer ................ 4,216 131,299
CECONOMY AG
(b)
........................ 17,551 90,222
Cewe Stiftung & Co. KGAA .................. 626 69,364
Dermapharm Holding SE ................... 1,575 85,678
Deutsche Pfandbriefbank AG
(a) (c)
............... 16,791 64,048
Deutz AG
(a)
............................. 17,218 201,338
Douglas AG
(b)
........................... 3,695 44,147
Duerr AG .............................. 6,040 149,881
Eckert & Ziegler SE ....................... 5,340 95,754
Elmos Semiconductor SE ................... 942 203,754
Energiekontor AG
(a)
....................... 843 40,295
Evotec SE
(a) (b)
........................... 17,247 106,745
Fielmann Group AG ....................... 3,000 149,752
flatexDEGIRO SE ........................ 9,812 351,071
Fraport AG Frankfurt Airport Services Worldwide
(b)
... 4,334 355,617
Freenet AG ............................. 13,968 444,878
Friedrich Vorwerk Group SE ................. 806 69,137
Gerresheimer AG
(a)
....................... 3,830 110,309
GFT Technologies SE ...................... 1,980 43,177
Grand City Properties SA
(b)
.................. 3,855 43,389
GRENKE AG ........................... 2,722 40,700
HelloFresh SE
(a) (b)
........................ 15,527 84,321
Hornbach Holding AG & Co. KGaA ............. 1,248 118,652
HUGO BOSS AG
(a)
........................ 4,948 209,828
Hypoport SE
(a) (b)
.......................... 488 47,135
Indus Holding AG ......................... 2,111 74,038
IONOS Group SE
(a) (b)
...................... 5,732 176,440
Jenoptik AG ............................ 6,000 236,124
JOST Werke SE
(c)
........................ 1,925 117,030
K+S AG , Registered ....................... 20,199 377,899
KION Group AG .......................... 8,542 445,819
Kloeckner & Co. SE ....................... 4,798 70,684
Kontron AG
(a)
........................... 4,488 112,528
Krones AG ............................. 1,668 241,403
KWS Saat SE & Co KGaA ................... 1,354 122,045
LANXESS AG
(a)
.......................... 10,217 217,728
MBB SE ............................... 182 42,428
Mutares SE & Co. KGaA
(a)
................... 1,969 57,034
Nagarro SE
(a)
........................... 974 49,491
Nordex SE
(a) (b)
........................... 15,382 877,119

iShares
®
MSCI Europe Small-Cap ETF
Schedule of Investments
(unaudited) (continued)
April 30, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Germany (continued)
Norma Group SE ......................... 2,529 $ 43,632
PATRIZIA SE ........................... 4,748 41,743
Pfisterer Holding SE
(b)
...................... 846 102,999
PNE AG
(a)
.............................. 3,133 34,748
ProSiebenSat.1 Media SE
(a)
.................. 6,835 32,473
Puma SE .............................. 12,178 372,816
Redcare Pharmacy N.V.
(a) (b) (c)
................. 1,928 109,162
RENK Group AG
(a)
........................ 10,081 640,698
RTL Group SA
(a)
......................... 4,605 177,003
SAF-Holland SE ......................... 5,578 115,125
Salzgitter AG ............................ 2,846 160,985
Schaeffler AG ........................... 22,137 210,472
Schott Pharma AG & Co. KGaA ............... 4,370 76,426
Secunet Security Networks AG ................ 181 38,909
Siltronic AG ............................. 1,574 147,475
Sixt SE
(a)
.............................. 1,616 129,311
SMA Solar Technology AG
(b)
................. 1,820 116,618
Stabilus SE ............................. 2,819 57,130
Stroeer SE & Co. KGaA
(a)
................... 3,932 171,702
Suedzucker AG
(a)
......................... 7,032 102,289
SUSS MicroTec SE ....................... 2,297 205,636
TAG Immobilien AG ....................... 22,478 391,992
TeamViewer SE
(b) (c)
....................... 18,116 101,221
thyssenkrupp AG ......................... 59,177 704,271
Thyssenkrupp Nucera AG & Co. KGaa
(b) (c)
........ 2,824 29,015
Tkms AG& Co. KGaA
(b)
..................... 3,014 309,907
United Internet AG , Registered ................ 10,324 324,352
Verbio SE
(b)
............................. 2,615 115,828
Vossloh AG ............................. 1,118 99,266
Wacker Chemie AG ....................... 2,135 234,284
Wacker Neuson SE ....................... 3,286 74,185
Wuestenrot & Wuerttembergische AG
(a)
.......... 2,721 47,387
15,658,192
a
Greece  —  0 .3%
Metlen Energy & Metals PLC
(a) (b)
............... 11,904 503,090
a
Hong Kong  —  0 .0%
Peace Mark Holdings Ltd.
(b) (d)
................. 30,000 —
a
Ireland  —  0 .6%
Cairn Homes PLC ........................ 73,967 189,249
Glanbia PLC ............................ 25,046 581,438
Glenveagh Properties PLC
(b) (c)
................ 60,959 150,959
Irish Residential Properties REIT PLC ........... 61,568 77,462
Uniphar PLC ............................ 26,940 131,531
1,130,639
a
Italy  —  6 .2%
A2A SpA .............................. 186,111 529,994
ACEA SpA ............................. 6,219 163,058
Amplifon SpA ........................... 14,493 160,542
Ariston Holding N.V. ....................... 9,629 44,457
Arnoldo Mondadori Editore SpA ............... 15,446 37,344
Ascopiave SpA .......................... 13,481 55,123
Avio SpA .............................. 4,386 162,356
Azimut Holding SpA ....................... 13,775 584,954
Banca Generali SpA ....................... 6,833 448,185
Banca IFIS SpA .......................... 3,651 99,466
Banco di Desio e della Brianza SpA ............ 3,856 41,821
BFF Bank SpA
(b) (c)
........................ 21,119 51,398
Bio On SpA
(a) (b) (d)
......................... 801 —
Brembo N.V. ............................ 17,508 164,986
Brunello Cucinelli SpA ..................... 4,015 391,793
Carel Industries SpA
(c)
..................... 5,947 181,472
Security Shares Value
a
Italy (continued)
Cembre SpA ............................ 732 $ 66,925
Cementir Holding N.V. ..................... 5,617 100,489
CIR SpA-Compagnie Industriali
(b)
.............. 57,896 45,458
Credito Emiliano SpA ...................... 8,098 143,512
d'Amico International Shipping SA ............. 5,676 53,293
Danieli & C Officine Meccaniche SpA
(a)
.......... 1,251 97,978
De' Longhi SpA .......................... 8,080 314,201
DiaSorin SpA ........................... 2,611 178,136
El.En. SpA ............................. 5,410 83,376
Enav SpA
(c)
............................. 31,939 186,967
ERG SpA .............................. 6,053 163,586
Ferretti SpA ............................ 16,769 78,133
Fila SpA ............................... 3,583 39,108
Fincantieri SpA
(b)
......................... 14,652 206,060
GVS SpA
(a) (b) (c)
........................... 7,757 38,614
Hera SpA .............................. 97,116 458,288
Industrie De Nora SpA ..................... 3,802 27,621
Intercos SpA , NVS ........................ 6,143 87,382
Interpump Group SpA ...................... 9,075 382,584
Iren SpA ............................... 68,364 209,198
Italmobiliare SpA ......................... 1,768 60,383
Iveco Group N.V. ......................... 24,136 395,913
Juventus Football Club SpA , NVS
(a) (b)
........... 13,318 31,793
Lottomatica Group SpA ..................... 29,759 874,968
LU-VE SpA , NVS ......................... 1,119 72,364
Maire SpA ............................. 17,352 320,891
MARR SpA ............................. 3,717 37,658
MFE-MediaForEurope N.V. , Class A ............ 30,247 103,216
MFE-MediaForEurope N.V. , Class B ............ 6,511 28,198
NewPrinces SpA , NVS
(a) (b)
................... 2,306 45,631
Nexi SpA
(c)
............................. 61,884 294,975
OVS SpA
(c)
............................. 18,308 108,954
Pharmanutra SpA ........................ 416 38,473
Piaggio & C SpA ......................... 21,063 39,803
Pirelli & C SpA
(c)
......................... 50,888 350,018
RAI Way SpA
(c)
.......................... 11,465 82,439
Reply SpA ............................. 2,652 294,039
Safilo Group SpA
(b)
........................ 24,348 45,722
Saipem SpA ............................ 152,130 824,248
Salvatore Ferragamo SpA
(a) (b)
................. 5,802 50,588
Sanlorenzo SpA .......................... 1,668 65,204
Sesa SpA .............................. 892 90,317
SOL SpA .............................. 4,300 290,690
Tamburi Investment Partners SpA .............. 10,798 106,834
Technogym SpA
(c)
........................ 13,237 311,862
Technoprobe SpA
(b)
....................... 15,306 332,192
Webuild SpA ............................ 48,333 143,663
Wiit SpA ............................... 1,411 50,244
Zignago Vetro SpA ........................ 3,362 27,779
11,596,917
a
Netherlands  —  3 .3%
Aalberts N.V. ............................ 11,401 433,085
Allfunds Group PLC ....................... 35,286 361,122
AMG Critical Materials N.V. .................. 3,640 153,641
Arcadis N.V. ............................ 8,611 368,788
Basic-Fit N.V.
(b) (c)
......................... 5,898 197,698
Corbion N.V. ............................ 6,372 142,398
Eurocommercial Properties N.V. ............... 5,172 169,671
Ferrari Group PLC ........................ 3,205 30,619
Flow Traders Ltd.
(b)
........................ 4,085 131,461
Fugro N.V. ............................. 13,300 192,871
Havas N.V.
(b)
............................ 7,572 144,126
IMCD N.V. ............................. 6,997 822,740
Koninklijke BAM Groep N.V. ................. 29,069 319,748

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
MSCI Europe Small-Cap ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Netherlands (continued)
Koninklijke Heijmans N.V. ................... 2,946 $ 298,069
Koninklijke Vopak N.V. ..................... 6,772 338,930
OCI N.V.
(b)
............................. 12,281 51,995
Pharming Group N.V.
(b)
..................... 84,196 142,190
Pharvaris N.V.
(b)
.......................... 2,562 79,448
PostNL N.V. ............................ 41,295 46,032
SBM Offshore N.V. ........................ 16,076 687,754
Signify N.V.
(c)
............................ 14,372 326,876
Sligro Food Group N.V. ..................... 2,994 45,681
TKH Group N.V. ......................... 4,408 225,907
TomTom N.V.
(b)
.......................... 6,576 36,089
Van Lanschot Kempen N.V. .................. 3,306 253,303
Wereldhave N.V. ......................... 4,324 111,819
6,112,061
a
Norway  —  5 .5%
Aker ASA , Class A ........................ 2,670 309,517
Aker Solutions ASA ....................... 35,571 161,870
Atea ASA
(b)
............................. 9,269 156,273
Austevoll Seafood ASA ..................... 11,011 111,452
Bakkafrost P/F .......................... 5,940 296,208
BLUENORD ASA
(b)
....................... 2,640 168,024
BW LPG Ltd.
(c)
........................... 11,212 224,005
BW Offshore Ltd. ......................... 10,460 59,386
Cadeler A.S.
(b)
........................... 24,670 169,896
DNO ASA .............................. 50,198 108,454
DOF Group ASA ......................... 17,602 261,046
Elkem ASA
(b) (c)
........................... 32,793 95,922
Elopak ASA ............................ 15,461 59,660
Entra ASA
(c)
............................ 5,323 60,442
Europris ASA
(c)
.......................... 18,887 192,851
Frontline PLC ........................... 17,178 624,843
Hoegh Autoliners ASA ..................... 12,345 176,553
Kitron ASA ............................. 25,648 276,841
Kongsberg Maritime A.S.
(b)
.................. 51,894 340,109
Leroy Seafood Group ASA ................... 31,215 153,098
LINK Mobility Group Holding ASA
(a) (b)
............ 30,973 82,709
MPC Container Ships ASA .................. 43,323 103,048
NORBIT ASA ........................... 4,149 102,240
Norconsult Norge A.S. ..................... 13,553 57,564
Nordic Semiconductor ASA
(b)
................. 21,340 438,580
Norwegian Air Shuttle ASA .................. 61,934 97,097
Odfjell Drilling Ltd. ........................ 14,052 150,763
Odfjell SE , Class A ........................ 2,365 29,509
Paratus Energy Services Ltd. ................. 9,521 52,822
Protector Forsikring ASA .................... 6,270 317,160
Public Property Invest A.S. .................. 27,955 59,261
Scatec ASA
(b) (c)
.......................... 14,976 194,783
SpareBank 1 Nord Norge ................... 11,082 187,862
Sparebank 1 Oestlandet .................... 5,523 121,178
SpareBank 1 SMN ........................ 15,363 342,922
SpareBank 1 Sor-Norge ASA ................. 24,590 531,431
Stolt-Nielsen Ltd. ......................... 2,674 87,164
Storebrand ASA .......................... 48,927 945,806
Subsea 7 SA ............................ 26,554 956,575
TGS ASA .............................. 23,451 380,949
TOMRA Systems ASA ..................... 26,410 269,542
Vend Marketplaces ASA .................... 20,224 556,205
Wallenius Wilhelmsen ASA , Class B ............ 12,257 156,905
Wilh Wilhelmsen Holding ASA , Class A .......... 1,357 101,357
10,329,882
a
Portugal  —  0 .5%
Altri SGPS SA
(a)
.......................... 7,196 42,184
Corticeira Amorim SGPS SA ................. 4,472 33,715
Security Shares Value
a
Portugal (continued)
CTT-Correios de Portugal SA ................. 9,163 $ 68,934
Mota-Engil SGPS SA
(a)
..................... 11,232 63,728
Navigator Co. SA (The) ..................... 25,182 99,019
NOS SGPS SA .......................... 24,254 160,160
REN - Redes Energeticas Nacionais SGPS SA ..... 43,056 190,761
Semapa-Sociedade de Investimento e Gestao ..... 1,998 54,403
Sonae SGPS SA ......................... 95,768 218,951
931,855
a
Singapore  —  0 .0%
Jurong Technologies Industrial Corp. Ltd.
(b) (d)
...... 60,000 1
a
Spain  —  3 .4%
Acerinox SA ............................ 22,048 361,846
Almirall SA ............................. 8,921 132,057
Atresmedia Corp. de Medios de Comunicacion SA .. 11,897 72,407
CIE Automotive SA ........................ 4,950 168,742
Cirsa Enterprises SA ...................... 3,983 60,116
Colonial SFL Socimi SA .................... 34,205 219,382
Construcciones y Auxiliar de Ferrocarriles SA ...... 2,274 171,199
Distribuidora Internacional de Alimentacion SA
(b)
.... 1,786 82,487
eDreams ODIGEO SA
(a) (b)
................... 10,556 43,113
Elecnor SA ............................. 4,645 206,451
Enagas SA ............................. 22,449 449,221
Ence Energia y Celulosa SA
(a) (b)
............... 14,245 40,993
Fluidra SA ............................. 11,608 271,646
Gestamp Automocion SA
(c)
.................. 18,860 71,479
Grenergy Renovables SA
(b)
.................. 1,731 245,416
HBX Group International PLC
(b)
............... 8,712 71,182
Laboratorios Farmaceuticos Rovi SA ............ 2,122 198,349
Linea Directa Aseguradora SA Cia de Seguros y
Reaseguros ........................... 66,757 93,236
Logista Integral SA ........................ 7,252 283,322
Melia Hotels International SA ................. 13,358 174,226
Merlin Properties Socimi SA ................. 46,804 818,470
Neinor Homes SA
(c)
....................... 5,556 108,702
Pharma Mar SA
(b)
......................... 1,489 167,908
Prosegur Cash SA
(c)
....................... 39,030 29,958
Prosegur Cia de Seguridad SA ................ 12,769 40,388
Sacyr SA .............................. 62,854 346,008
Solaria Energia y Medio Ambiente SA
(b)
.......... 8,901 253,825
Tecnicas Reunidas SA
(b)
.................... 5,370 222,514
Unicaja Banco SA
(c)
....................... 121,344 393,923
Vidrala SA ............................. 2,761 249,072
Viscofan SA ............................ 4,462 314,210
6,361,848
a
Sweden  —  11 .4%
AAK AB ............................... 21,514 617,128
AcadeMedia AB
(c)
......................... 8,615 92,376
AddLife AB , Class B ....................... 13,892 216,608
Addnode Group AB , Class B ................. 14,954 77,727
AFRY AB .............................. 11,526 140,684
Alimak Group AB
(c)
........................ 8,289 97,858
Alleima AB ............................. 22,603 202,512
Ambea AB
(c)
............................ 8,825 133,913
Apotea AB
(a) (b)
........................... 6,711 57,314
AQ Group AB ........................... 7,158 170,909
Arjo AB , Class B ......................... 24,731 65,281
Asker Healthcare Group AB
(b)
................. 25,025 204,775
Asmodee Group AB , Class B
(b)
................ 18,427 247,283
Atrium Ljungberg AB , Class B ................ 31,166 100,086
Attendo AB
(c)
............................ 14,361 166,150
Avanza Bank Holding AB ................... 14,912 539,043
Avarda Bank AB ......................... 3,188 57,777

iShares
®
MSCI Europe Small-Cap ETF
Schedule of Investments
(unaudited) (continued)
April 30, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Sweden (continued)
Axfood AB ............................. 12,703 $ 387,856
Betsson AB , Class B ...................... 13,475 137,045
Better Collective A.S.
(a) (b)
.................... 3,988 61,422
Bilia AB , Class A ......................... 7,216 98,165
Billerud Aktiebolag ........................ 26,488 182,082
BioArctic AB , Class B
(b) (c)
.................... 5,283 185,279
BioGaia AB , Class B ....................... 10,666 137,674
BoneSupport Holding AB
(b) (c)
................. 6,576 158,760
Boozt AB
(b) (c)
............................ 6,512 83,439
Bravida Holding AB
(c)
...................... 24,104 249,061
Bufab AB .............................. 15,533 199,530
Bure Equity AB .......................... 6,610 192,400
Camurus AB
(b)
........................... 4,584 265,564
Castellum AB ........................... 43,854 561,328
Catena AB ............................. 5,308 250,390
Cibus Real Estate AB publ ................... 8,187 130,261
Clas Ohlson AB , Class B .................... 4,580 197,630
Cloetta AB , Class B ....................... 22,141 113,526
Coffee Stain Group AB , Class B
(b)
.............. 15,059 35,572
Corem Property Group AB , Class B ............ 82,784 28,739
Creades AB , Class A ...................... 6,099 46,980
Dios Fastigheter AB ....................... 12,145 83,711
Dometic Group AB
(b) (c)
...................... 37,500 126,723
Dynavox Group AB
(b)
...................... 12,284 109,175
Electrolux AB , Class B
(b)
.................... 25,453 142,304
Electrolux Professional AB , Class B ............ 26,184 131,696
Elekta AB , Class B ........................ 44,029 255,713
Embracer Group AB , Class B
(a) (b)
.............. 15,173 104,647
Engcon AB , Class B ....................... 4,904 35,514
Fabege AB ............................. 23,254 195,376
FastPartner AB , Class A .................... 4,900 21,017
Getinge AB , Class B ....................... 27,089 545,352
Granges AB ............................ 12,324 231,857
Hacksaw AB ............................ 6,867 63,071
Hemnet Group AB ........................ 10,171 131,851
Hexpol AB ............................. 31,003 252,349
HMS Networks AB ........................ 3,887 226,920
Hoist Finance AB
(c)
........................ 5,651 86,974
Hufvudstaden AB , Class A ................... 13,480 179,524
Husqvarna AB , Class B ..................... 41,612 200,460
Instalco AB ............................. 27,628 114,549
Intea Fastigheter AB , Class B
(b)
............... 13,574 108,354
Intrum AB
(b)
............................. 10,692 41,250
INVISIO AB ............................. 4,337 125,620
Inwido AB .............................. 6,788 103,638
JM AB ................................ 7,137 89,714
Kinnevik AB , Class B
(b)
..................... 28,683 165,173
Lagercrantz Group AB , Class B ............... 23,694 626,552
Lindab International AB ..................... 8,772 145,133
Logistea AB , Class B ...................... 38,553 58,460
Loomis AB ............................. 8,020 371,607
Medcap AB
(b)
............................ 1,409 73,222
Medicover AB , Class B ..................... 8,109 182,244
Mildef Group AB
(a)
........................ 4,682 87,780
Millicom International Cellular SA
(b)
............. 11,856 1,006,337
MIPS AB .............................. 3,251 96,387
Modern Times Group MTG AB , Class B
(b)
......... 10,352 141,162
Munters Group AB
(c)
....................... 15,172 334,479
Mycronic AB ............................ 18,560 585,656
NCAB Group AB
(b)
........................ 20,711 161,735
NCC AB , Class B ......................... 10,348 223,262
New Wave Group AB , Class B ................ 11,422 120,173
NOBA Bank Group AB
(b)
.................... 20,518 188,007
Nolato AB , Class B ........................ 22,436 120,530
Security Shares Value
a
Sweden (continued)
Nordnet AB publ ......................... 16,257 $ 535,846
Norion Bank AB
(b)
......................... 4,756 27,095
NP3 Fastigheter AB ....................... 3,961 111,808
Nyfosa AB ............................. 19,533 141,747
Pandox AB , Class B ....................... 12,714 233,273
Paradox Interactive AB ..................... 4,395 64,168
Peab AB , Class B ........................ 20,147 195,736
Platzer Fastigheter Holding AB , Class B ......... 7,136 53,407
Plejd AB
(b)
.............................. 913 99,480
Polestar Automotive Holding UK PLC , Class A , ADR
(a) (b)
5,491 101,529
Ratos AB , Class B ........................ 24,313 86,409
RaySearch Laboratories AB .................. 3,344 68,998
Rusta AB .............................. 6,657 72,679
Samhallsbyggnadsbolaget i Norden AB
(a) (b)
........ 123,930 45,101
Scandic Hotels Group AB
(c)
.................. 18,049 176,022
Sdiptech AB , Class B
(b)
..................... 3,692 90,453
Sectra AB , Class B ........................ 16,188 450,436
Sinch AB
(b) (c)
............................ 80,260 254,642
SkiStar AB ............................. 4,377 75,883
SSAB AB , Class A ........................ 25,798 232,187
SSAB AB , Class B ........................ 74,812 681,148
Storskogen Group AB , Class B ................ 172,242 170,195
Storytel AB ............................. 7,150 74,846
Sveafastigheter AB
(b)
...................... 7,125 26,009
Svolder AB , Class B ....................... 11,050 61,990
Sweco AB , Class B ....................... 25,313 345,997
Synsam AB ............................. 14,045 86,544
Thule Group AB
(c)
......................... 12,703 317,303
Troax Group AB .......................... 4,424 50,983
Truecaller AB , Class B ..................... 34,985 45,660
VBG Group AB , Class B .................... 2,039 74,540
Vimian Group AB
(b)
........................ 24,978 81,432
Vitec Software Group AB , Class B ............. 4,014 111,284
Vitrolife AB ............................. 8,686 98,946
Wallenstam AB , Class B .................... 44,886 190,882
Wihlborgs Fastigheter AB ................... 33,088 292,527
Xvivo Perfusion AB
(a) (b)
..................... 2,939 88,235
Yubico AB
(b)
............................ 5,573 25,762
21,226,567
a
Switzerland  —  10 .0%
Accelleron Industries AG .................... 11,158 1,195,466
Adecco Group AG , Registered
(a)
............... 19,931 459,310
Allreal Holding AG , Registered ................ 1,769 483,097
ALSO Holding AG , Registered ................ 680 140,233
ams-OSRAM AG
(b)
........................ 11,996 192,675
Aryzta AG
(b)
............................. 2,789 223,193
Autoneum Holding AG ..................... 263 38,411
Bachem Holding AG , Class B ................. 3,955 359,574
Basilea Pharmaceutica Ag Allschwil , Registered
(b)
... 1,470 102,319
Bossard Holding AG , Class A, Registered ........ 679 138,607
Bucher Industries AG , Registered .............. 781 310,132
Burckhardt Compression Holding AG ........... 361 241,737
Burkhalter Holding AG ..................... 890 211,299
Bystronic AG ............................ 177 44,083
Cembra Money Bank AG .................... 3,556 434,857
Cicor Technologies Ltd. , Registered
(b)
........... 296 52,187
Cie Financiere Tradition SA , Bearer ............ 232 87,308
Clariant AG , Registered
(b)
................... 25,391 261,513
Comet Holding AG , Registered ................ 876 347,309
Cosmo N.V. ............................ 963 101,290
Daetwyler Holding AG , Bearer ................ 895 179,836
DKSH Holding AG ........................ 4,188 319,708
dormakaba Holding AG ..................... 3,490 232,383
Dottikon Es Holding AG , Registered
(b)
........... 417 182,811

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
MSCI Europe Small-Cap ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Switzerland (continued)
EFG International AG
(b)
..................... 12,744 $ 274,197
Emmi AG , Registered ...................... 252 263,722
Flughafen Zurich AG , Registered .............. 2,344 665,594
Forbo Holding AG , Registered ................ 118 111,168
Galenica AG
(c)
........................... 5,904 629,050
Georg Fischer AG , Registered ................ 9,156 500,843
Hiag Immobilien Holding AG ................. 522 91,125
Huber + Suhner AG , Registered ............... 1,704 494,891
Idorsia Ltd.
(a) (b)
........................... 17,752 83,699
Implenia AG , Registered .................... 1,837 144,979
Inficon Holding AG , Registered ................ 2,004 370,941
Interroll Holding AG , Registered ............... 86 179,848
Intershop Holding AG ...................... 686 148,903
Jungfraubahn Holding AG ................... 580 202,649
Kardex Holding AG , Registered ............... 728 260,105
Kuros Biosciences AG , Registered
(b)
............ 3,250 84,683
Landis+Gyr Group AG
(b)
.................... 3,124 209,506
Medacta Group SA
(c)
...................... 832 150,779
Mobilezone Holding AG , Registered ............ 4,477 83,344
Mobimo Holding AG , Registered ............... 876 418,184
Montana Aerospace AG
(b) (c)
.................. 3,706 97,441
OC Oerlikon Corp. AG Pfaffikon , Registered ....... 21,408 93,648
PolyPeptide Group AG
(b) (c)
................... 1,797 87,965
PSP Swiss Property AG , Registered ............ 5,409 1,081,102
R&S Group Holding AG
(b)
................... 3,490 117,208
Sensirion Holding AG
(b) (c)
.................... 1,123 97,234
SFS Group AG .......................... 2,043 311,260
Siegfried Holding AG , Registered
(b)
............. 4,570 460,920
SIG Group AG
(a) (b)
........................ 36,245 587,325
SKAN Group AG ......................... 1,480 86,374
SMG Swiss Marketplace Group AG
(c)
........... 2,874 102,473
Softwareone Holding AG .................... 19,426 171,904
Stadler Rail AG
(a)
......................... 6,393 186,766
Sulzer AG , Registered ..................... 2,240 426,380
Sunrise Communications AG , Class A ........... 8,047 480,544
Swissquote Group Holding SA , Registered ........ 1,271 643,239
Tecan Group AG , Registered ................. 1,526 230,884
Temenos AG , Registered ................... 6,396 606,619
TX Group AG ........................... 364 57,767
Valiant Holding AG , Registered ............... 1,878 436,482
Vaudoise Assurances Holding SA .............. 105 109,925
Vetropack Holding AG , Registered ............. 1,595 41,379
Vontobel Holding AG , Registered .............. 3,335 282,898
Ypsomed Holding AG , Registered .............. 476 166,300
Zehnder Group AG , Registered ............... 1,006 84,971
18,756,556
a
United Kingdom  —  27 .4%
4imprint Group PLC ....................... 3,370 167,104
Aberdeen Group PLC ...................... 218,566 617,686
Advanced Medical Solutions Group PLC ......... 26,113 86,346
AG Barr PLC ............................ 12,867 112,231
AJ Bell PLC ............................ 40,477 286,411
Alfa Financial Software Holdings PLC
(c)
.......... 15,551 31,742
AO World PLC
(b)
......................... 39,007 46,656
Ashmore Group PLC ...................... 50,083 141,480
Aston Martin Lagonda Global Holdings PLC
(a) (b) (c)
.... 33,176 18,477
ATALAYA MINING COPPER SA ............... 11,700 118,279
Avon Technologies PLC .................... 3,544 83,140
B&M European Value Retail PLC .............. 118,318 270,358
Babcock International Group PLC .............. 29,726 447,830
Balfour Beatty PLC ....................... 58,414 649,085
Baltic Classifieds Group PLC ................. 54,319 143,616
Beazley PLC ............................ 70,719 1,228,345
Bellway PLC ............................ 13,781 357,610
Security Shares Value
a
United Kingdom (continued)
Berkeley Group Holdings PLC
(b)
............... 11,142 $ 485,116
Big Yellow Group PLC ..................... 22,022 270,297
Bodycote PLC ........................... 20,846 193,590
Breedon Group PLC ....................... 32,467 135,366
Bridgepoint Group PLC
(c)
.................... 29,276 99,372
British Land Co. PLC (The) .................. 121,142 641,019
Burberry Group PLC
(b)
..................... 42,728 678,015
Bytes Technology Group PLC ................ 25,634 105,063
C&C Group PLC ......................... 46,051 73,693
Carnival PLC ........................... 16,351 433,750
Cerillion PLC ............................ 2,554 47,612
Chemring Group PLC ...................... 32,104 228,038
Chesnara PLC .......................... 27,023 112,521
Clarkson PLC ........................... 3,507 230,781
Close Brothers Group PLC
(b)
................. 17,632 106,215
CMC Markets PLC
(c)
....................... 11,050 55,334
Coats Group PLC ........................ 224,593 253,966
Cohort PLC
(a)
........................... 4,083 67,885
Computacenter PLC ....................... 7,475 378,461
Convatec Group PLC
(c)
..................... 190,224 545,529
Craneware PLC .......................... 3,305 68,538
Cranswick PLC .......................... 6,112 448,281
Crest Nicholson Holdings PLC ................ 26,732 24,008
Croda International PLC .................... 15,734 610,265
Currys PLC ............................. 116,747 198,103
CVS Group PLC ......................... 8,436 132,815
DCC PLC .............................. 10,120 762,775
Derwent London PLC ...................... 12,462 291,570
Diploma PLC ........................... 15,830 1,498,141
DiscoverIE Group PLC ..................... 11,398 101,255
Domino's Pizza Group PLC .................. 44,484 117,371
Dr Martens PLC .......................... 71,528 60,540
Drax Group PLC ......................... 39,854 479,188
Dunelm Group PLC ....................... 15,480 158,404
easyJet PLC ............................ 35,847 171,576
Elementis PLC .......................... 67,828 136,599
Energean PLC .......................... 16,406 199,469
Fevertree Drinks PLC ...................... 11,735 129,743
Firstgroup PLC .......................... 66,792 147,783
Foresight Group Holdings Ltd. ................ 9,542 52,002
Frasers Group PLC
(b)
...................... 13,119 117,018
Future PLC ............................. 10,621 48,242
Games Workshop Group PLC ................ 3,903 1,035,179
Gamma Communications PLC ................ 10,805 132,973
GB Group PLC .......................... 28,756 83,151
Genuit Group PLC ........................ 29,235 103,036
Genus PLC ............................. 7,772 247,895
Georgia Capital PLC
(b)
..................... 3,462 184,442
GlobalData PLC
(a)
........................ 33,400 49,267
Grafton Group PLC , CDI .................... 20,337 242,310
Grainger PLC ........................... 82,797 180,604
Great Portland Estates PLC .................. 41,212 173,397
Greencore Group PLC ..................... 65,488 224,208
Greggs PLC ............................ 12,065 249,053
Hammerson PLC ......................... 63,024 282,322
Harbour Energy PLC ...................... 66,363 263,918
Hays PLC .............................. 185,804 84,446
Helios Towers PLC
(b)
...................... 92,912 252,607
Hikma Pharmaceuticals PLC ................. 19,514 371,019
Hill & Smith PLC ......................... 9,445 330,304
Hilton Food Group PLC ..................... 9,522 69,774
Hiscox Ltd. ............................. 38,435 808,759
Hochschild Mining PLC ..................... 39,218 334,826
Hollywood Bowl Group PLC .................. 18,893 65,428

iShares
®
MSCI Europe Small-Cap ETF
Schedule of Investments
(unaudited) (continued)
April 30, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
United Kingdom (continued)
Home REIT PLC
(b)
........................ 42,502 $ 5,726
Howden Joinery Group PLC ................. 63,881 673,963
Hunting PLC ............................ 15,450 106,800
Ibstock PLC
(c)
........................... 45,396 63,317
ICG PLC .............................. 34,392 847,925
IG Group Holdings PLC .................... 40,105 820,230
IMI PLC ............................... 29,167 1,110,915
Inchcape PLC ........................... 39,050 439,020
IntegraFin Holdings PLC .................... 35,121 155,798
International Workplace Group PLC ............ 86,804 218,283
Investec PLC ........................... 68,556 586,779
IP Group PLC
(b)
.......................... 105,441 86,987
ITV PLC ............................... 401,557 436,950
J D Wetherspoon PLC ..................... 8,450 67,265
JET2 PLC .............................. 11,616 172,436
Johnson Matthey PLC ..................... 19,894 562,530
Johnson Service Group PLC ................. 45,254 79,407
JTC PLC
(c)
............................. 18,318 327,032
Jupiter Fund Management PLC ............... 53,323 110,121
Kainos Group PLC ........................ 9,830 111,223
Keller Group PLC ........................ 8,226 250,047
Kier Group PLC .......................... 49,819 138,643
Lancashire Holdings Ltd. .................... 26,073 203,648
Lion Finance Group PLC .................... 4,126 619,836
LondonMetric Property PLC .................. 264,083 679,770
Man Group PLC ......................... 136,489 471,618
Marshalls PLC ........................... 25,669 45,757
ME GROUP INTERNATIONAL PLC ............ 26,686 53,160
Metro Bank Holdings PLC
(b)
.................. 38,660 78,489
Mitchells & Butlers PLC
(b)
................... 31,741 108,627
Mitie Group PLC ......................... 149,575 353,742
Molten Ventures PLC
(b)
..................... 18,932 144,627
Mondi PLC ............................. 52,383 541,190
MONY Group PLC ........................ 58,370 141,221
Moonpig Group PLC ....................... 34,153 98,152
Morgan Advanced Materials PLC .............. 32,554 96,791
Morgan Sindall Group PLC .................. 5,333 339,912
MP Evans Group PLC ..................... 4,593 112,374
NCC Group PLC ......................... 31,790 51,676
Ninety One PLC ......................... 32,275 94,714
Ocado Group PLC
(b)
....................... 64,709 174,966
OSB Group PLC ......................... 42,561 305,961
OXB
(b)
................................ 9,990 81,563
Oxford Instruments PLC .................... 6,618 259,897
Oxford Nanopore Technologies PLC
(b)
........... 51,496 78,660
Pagegroup PLC .......................... 33,892 61,660
Pan African Resources PLC ................. 238,132 454,738
Paragon Banking Group PLC ................. 22,381 227,955
Pennon Group PLC ....................... 55,230 412,972
Persimmon PLC ......................... 38,067 548,906
Pets at Home Group PLC ................... 53,800 131,775
Playtech PLC ........................... 30,802 152,563
Plus500 Ltd. ............................ 8,347 507,027
Polar Capital Holdings PLC .................. 10,991 101,850
PPHE Hotel Group Ltd. ..................... 2,692 55,255
Premier Foods PLC ....................... 76,765 206,513
Primary Health Properties PLC ................ 305,190 388,279
QinetiQ Group PLC ....................... 56,066 339,760
Quilter PLC
(c)
............................ 164,868 411,692
Rank Group PLC ......................... 21,953 28,469
Raspberry PI Holdings PLC
(b)
................. 7,929 67,382
Rathbones Group PLC ..................... 7,569 202,281
Renew Holdings PLC ...................... 9,320 114,774
Renishaw PLC .......................... 4,321 278,350
Security Shares Value
a
United Kingdom (continued)
RHI Magnesita N.V. ....................... 2,522 $ 90,986
Rightmove PLC .......................... 90,643 534,566
Rotork PLC ............................. 96,847 406,951
RS GROUP PLC ......................... 55,724 456,475
Safestore Holdings PLC .................... 25,897 235,575
Savills PLC ............................. 16,358 184,083
Senior PLC ............................. 50,101 194,639
Serco Group PLC ........................ 117,591 450,274
Serica Energy PLC ....................... 31,464 122,854
Shaftesbury Capital PLC .................... 171,505 311,556
Shawbrook Group PLC
(b) (c)
................... 15,237 67,165
SigmaRoc PLC
(b)
......................... 117,782 197,561
Sirius Real Estate Ltd. ..................... 178,985 243,797
Softcat PLC ............................ 15,254 286,412
Spire Healthcare Group PLC
(c)
................ 30,669 68,025
SSP Group PLC ......................... 92,162 199,276
St. James's Place PLC ..................... 62,242 1,027,734
Supermarket Income REIT PLC ............... 145,275 165,461
Target Healthcare REIT PLC ................. 74,424 105,728
Tate & Lyle PLC .......................... 44,371 221,647
Taylor Wimpey PLC ....................... 419,612 443,864
TBC Bank Group PLC ..................... 4,911 324,108
Telecom Plus PLC ........................ 8,426 134,148
THG PLC
(b)
............................. 72,251 30,596
TP ICAP Group PLC ...................... 88,266 379,781
Trainline PLC
(b) (c)
......................... 46,568 150,941
Travis Perkins PLC ....................... 25,324 179,879
Tritax Big Box REIT PLC .................... 265,420 544,801
Trustpilot Group PLC
(b) (c)
.................... 42,181 149,464
TUI AG ............................... 53,612 398,968
UNITE Group PLC (The) .................... 51,201 322,657
Vesuvius PLC ........................... 23,479 140,831
Victrex PLC ............................ 9,688 79,493
Vistry Group PLC
(b)
........................ 37,480 167,279
Volex PLC ............................. 16,832 136,738
Volution Group PLC ....................... 23,569 196,919
WAG Payment Solutions PLC ................ 24,358 38,249
Watches of Switzerland Group PLC
(b) (c)
.......... 25,916 181,384
Weir Group PLC (The) ..................... 30,626 1,110,049
WH Smith PLC .......................... 14,897 104,649
Workspace Group PLC ..................... 16,926 77,710
WPP PLC .............................. 128,036 463,563
XPS Pensions Group PLC ................... 23,579 97,196
Yellow Cake PLC
(b) (c)
....................... 28,266 233,573
Young & Co's Brewery PLC , Class A ............ 3,803 39,743
Zegona Communications PLC ................ 21,952 524,056
Zigup PLC ............................. 26,809 146,469
51,238,445
a
Total Common Stocks — 98.4%
(Cost: $ 189,614,097 ) ................................ 183,910,174
a
Preferred Stocks
Germany  —  0 .5%
Draegerwerk AG & Co. KGaA , Preference Shares , NVS 1,045 110,432
FUCHS SE , Preference Shares , NVS ........... 7,792 367,449
Jungheinrich AG , Preference Shares , NVS ........ 5,700 171,734
KSB SE & Co. KGaA , Preference Shares , NVS ..... 83 92,906
Sixt SE , Preference Shares , NVS .............. 1,956 134,447
STO SE & Co. KGaA , Preference Shares , NVS .... 287 34,636
911,604
a

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
MSCI Europe Small-Cap ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Italy  —  0 .1%
Danieli & C Officine Meccaniche SpA , Preference
Shares , NVS .......................... 4,233 $ 238,207
a
Total Preferred Stocks — 0.6%
(Cost: $ 1,137,259 ) .................................. 1,149,811
a
Rights
Netherlands  —  0 .0%
Aalberts N.V.
(b)
........................... 11,839 15,979
a
United Kingdom  —  0 .0%
Greencore Group CVR (Expires 01/16/29 )
(b) (d)
...... 19,179 522
a
Total Rights — 0.0%
(Cost: $ 16,484 ) .................................... 16,501
a
Warrants
Italy  —  0 .0%
Webuild SpA (Issued/Exercisable 08/02/21, 1 Share for
1 Warrant, Expires 08/31/30, Strike Price EUR
0.01)
(a) (b) (d)
............................ 5,910 —
a
Total Warrants — 0.0%
(Cost: $ – ) ........................................ —
a
Total Long-Term Investments — 99.0%
(Cost: $ 190,767,840 ) ................................ 185,076,486
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  4 .1%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.83%
(e) (f) (g)
...................... 7,576,565 $ 7,578,838
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.61%
(e) (f)
............................. 70,079 70,079
a
Total Short-Term Securities — 4.1%
(Cost: $ 7,648,990 ) .................................. 7,648,917
Total Investments —  103.1%
(Cost: $ 198,416,830 ) ................................ 192,725,403
Liabilities in Excess of Other Assets — ( 3 .1 ) % ............... (5,803,178)
Net Assets — 100.0% ................................. $ 186,922,225
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/26
  Shares
Held at
04/30/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 5,016,418  $ 2,562,845
(a)
$ —  $ (352) $ (73) $ 7,578,838  7,576,565  $ 75,280
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... 120,000  —  (49,921)
(a)
—  —  70,079  70,079  2,258  —
$ —  $ (352) $ (73)
$ 7,648,917
$ 77,538  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

iShares
®
MSCI Europe Small-Cap ETF
Schedule of Investments
(unaudited) (continued)
April 30, 2026

Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
FTSE 100 Index ...................................................................... 6 06/19/26 $ 849 $ 6,991
Micro Euro STOXX 50 Index .............................................................. 155 06/19/26 1,062 24,253
$ 31,244
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 49,323,401 $ 134,586,772 $ 1 $ 183,910,174
Preferred Stocks ......................................... 367,449 782,362 — 1,149,811
Rights ................................................ — 15,979 522 16,501
Warrants .............................................. — — — —
Short-Term Securities
Money Market Funds ...................................... 7,648,917 — — 7,648,917
$ 57,339,767 $ 135,385,113 $ 523 $ 192,725,403
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 31,244 $ — $ — $ 31,244
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
ADR American Depositary Receipt
CVR Contingent Value Rights
NVS Non-Voting Shares
REIT Real Estate Investment Trust